Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8083

Fax: 484-583-5849

Email: kristen.winsko@lfg.com

VIA EDGAR

August 26, 2014

Sally Samuels, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.: Funds:	811-08090 and 033-70742 LVIP SSgA Mid-Cap Index Fund (the “New Fund”)

Dear Mr. Zapata:

Attached for filing on behalf of the Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is the revised Prospectus and SAI for the New Fund (the “Amendment”). This Amendment is being filed to respond to your comments, as well as to make various other revisions.

Also included in this filing is a letter listing your comments and our responses.

The effective date of the attached post-effective amendment will be August 26, 2014. As counsel, I have reviewed the amendment and represent that it does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with any further comments or questions.

Very truly yours,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.

Senior Counsel – Funds Management

Enclosures

cc:  Jill R. Whitelaw, Esq.